Income Taxes (Tables)	12 Months Ended
Jul. 01, 2018
Income Tax Disclosure [Abstract]
Provision (Benefit) for Income Taxes

The provision for income taxes consisted of the following (thousands of dollars):

	Years Ended
	July 1, 2018	July 2, 2017	July 3, 2016
Currently payable:
Federal	$156	$228	$18
State	73	3	130
Foreign	812	2,202	1,893
	1,041	2,433	2,041
Deferred tax provision	1,029	1,851	3,027
	$2,070	$4,284	$5,068

Difference Between Income Taxes Computed at the Federal Statutory Tax Rate and the Provision for Income Taxes

The items accounting for the difference between income taxes computed at the Federal statutory tax rate and the provision for income taxes were as follows:

	Years Ended
	July 1, 2018	July 2, 2017	July 3, 2016
U.S. statutory rate	28.0%	35.0%	34.0%
State taxes, net of Federal tax benefit	1.6	1.2	1.3
Foreign subsidiaries	(0.7)	(1.1)	0.6
U.S. taxation on non-U.S. earnings	—	3.8	—
U.S. tax reform: transition tax	(3.0)	—	—
U.S. tax reform: change in deferred rate	(9.3)	—	—
Research and development tax credit	(2.5)	(2.7)	—
Non-controlling interest	(5.6)	(9.9)	(9.3)
Uncertain tax positions	2.1	0.8	—
Stock based compensation	1.7	0.1	0.2
Other	(0.6)	(1.1)	(0.4)
	11.7%	26.1%	26.4%

Components of Deferred Tax (Liabilities) Assets

The components of deferred tax (liabilities) assets were as follows (thousands of dollars):

	July 1, 2018	July 2, 2017
Unrecognized pension and postretirement benefit plan liabilities	$6,887	$11,191
Accrued warranty	517	925
Payroll-related accruals	1,959	2,605
Stock-based compensation	727	1,488
Inventory reserve	799	1,249
Environmental reserve	303	484
Repair and maintenance supply parts reserve	212	333
Allowance for doubtful accounts	118	185
NOL/credit carry-forwards	248	1,669
Postretirement obligations	(375)	(405)
Accumulated depreciation	(4,902)	(6,034)
Accrued pension obligations	(9,235)	(14,483)
Joint ventures	814	808
Other	967	241
	$(961)	$256

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows for the years ended July 1, 2018 and July 2, 2017 (thousands of dollars):

	Years Ended
	July 1, 2018	July 2, 2017
Unrecognized tax benefits, beginning of year	$571	$441
Gross increases – tax positions in prior years	101	28
Gross decreases – tax positions in prior years	—	—
Gross increases – current period tax positions	126	177
Tax years closed	(57)	(75)
Unrecognized tax benefits, end of year	$741	$571